Employee Benefits - Schedule of Share-based Compensation Expenses Recognized as Employee Benefit Expenses (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	€ 1,806	€ 2,109	€ 3,058	€ 4,554
R&D costs [member]
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	715	714	1,482	1,525
Management and administration costs [member]
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	919	1,343	1,255	2,852
Other expenses [member]
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	€ 172	€ 52	€ 321	€ 177